Investor Shares Prospectus | Motley Fool Great America Fund
Motley Fool Great America Fund
Investment Objective
The investment objective of the Great America Fund is to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Great America Fund’s Investor Shares.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Investor Shares Prospectus Motley Fool Great America Fund Investor Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed) (on shares held for 90 days or less)	2.00%
Exchange Fee	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	$ 24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Investor Shares Prospectus Motley Fool Great America Fund Investor Shares
Management Fees	0.85%
Distribution (12b-1) Fees	none
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.16%
Less: Contractual Expense Limitation	(0.01%)	[1]
Total Annual Operating Expenses After Expense Limitation	1.15%
[1]	The Adviser has contractually agreed to pay, waive or absorb a portion of the Great America Fund's Investor Shares expenses through the end of February 2017, or such later date as may be determined by the Great America Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 1.15% annually of average daily net assets. If the excluded expenses are incurred, operating expenses will be higher than 1.15% annually. The Adviser may recover from the Great America Fund's Investor Shares fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 1.15% annually of average daily net assets or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Great America Fund, but otherwise it can be terminated only by the Great America Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Great America Fund’s Investor Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Great America Fund’s Investor Shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year and (2) the Great America Fund’s Investor Shares operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Investor Shares Prospectus | Motley Fool Great America Fund | Investor Shares | USD ($)	117	367	637	1,408

Portfolio Turnover

The Great America Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Great America Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Great America Fund’s performance. During the most recent fiscal year, the Great America Fund’s portfolio turnover rate was 30%.

Principal Investment Strategies

The Great America Fund pursues its investment objective by investing primarily in common stocks of companies organized in the United States that are engaged in a broad range of industries.  Under normal market conditions, the Great America Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by United States companies. The Great America Fund employs a value-based investment strategy that seeks long-term capital appreciation by acquiring securities of high-quality companies at prices the Great America Fund’s investment adviser, Motley Fool Asset Management, LLC (the “Adviser”), believes to be attractive.  Although the Great America Fund may invest in companies with any market capitalization, the Adviser expects that investments in the securities of United States companies having smaller- and mid-market capitalizations will be important components of the Great America Fund’s investment program.  Consequently, under normal market conditions, the Great America Fund limits its investments in large capitalization companies to no more than 25% of its net assets.  For this purpose, the Adviser defines large capitalization companies as the largest 200 companies in the U.S. by market capitalization as calculated and ranked at the end of each calendar quarter by a third-party aggregator of market data, such as Bloomberg or Reuters.  The Adviser believes that investors in the Great America Fund should have a long-term investment horizon of at least three years.

Under normal market circumstances, the Great America Fund seeks to stay fully invested and does not attempt to time the market. In identifying investments for the Great America Fund, the Adviser looks for securities of high-quality businesses with strong market positions, manageable leverage, and robust streams of free cash flow, and trade at attractive prices. In managing the Great America Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Great America Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital.  The Great America Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Great America Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser evaluates the quality of a company using four criteria: management, the economics of the business, competitive advantage, and the durability of its competitive advantage period.

Management

The Adviser believes that high-quality, motivated managers are a key element to long-term success at many businesses. In short, it takes a very special kind of business to survive poor management. The Adviser’s process reviews managers on a multi-faceted basis focusing on several factors, including tenure, capital allocation, and alignment of incentives.

Economics of the Business

The Adviser believes that there is little more important than the economic performance of the business as a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, business model, relative and absolute margins and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage

The Adviser seeks companies that offer certain characteristics that allow them to generate outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, regulatory barriers to entry and superior branding, among others.

Durability of Competitive Advantage Period

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary structural or tactical advantages or other components. As the Adviser’s desire is to own companies in the Funds that can be kept in the portfolios for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality that may make it a larger, stronger business in the future than it might be today.

The Great America Fund’s investment portfolio is generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 40% of the Great America Fund’s net assets.  To limit the risks associated with highly concentrated holdings, the Great America Fund generally does not invest more than 5% of its net assets in securities of any one issuer at the time of purchase.

Principal Investment Risks

The value of the Great America Fund’s investments may increase or decrease, which will cause the value of the Great America Fund’s shares to increase or decrease.  As a result, you may lose money on your investment in the Great America Fund, and there can be no assurance that the Great America Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Great America Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Investments in Small and Mid-Capitalization Companies

The Great America Fund invests in securities of small- and mid-capitalization companies.  Investments in securities of these companies may involve greater risks than do investments in larger, more established companies. The prices of securities of small- and mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Great America Fund pursues a “value style” of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow.  If the Adviser’s assessment of a company’s value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Great America Fund could suffer losses or produce poor performance relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Performance Information:

The bar chart and performance table below illustrate the risks and volatility of an investment in the Great America Fund. The Great America Fund’s past performance, both before and after taxes, does not necessarily indicate how the Great America Fund will perform in the future.

The bar chart shows changes in the performance of the Great America Fund’s Investor Shares from year to year.

Best Quarter: 13.20% in the quarter ended March 31, 2012 Worst Quarter: (17.07)% in the quarter ended September 30, 2011
PERFORMANCE TABLE
(Average annual total returns for the periods ended December 31, 2015)

The performance table shows how the Great America Fund’s Investor Shares average annual total returns for the periods indicated compare with those of the Russell MidCap Index, a broad measure of market performance and the Russell 2000 Index, a more narrow measure of market performance.

Average Annual Returns - Investor Shares Prospectus - Motley Fool Great America Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Shares	(2.89%)	11.39%	13.18%	Nov. 01, 2010
After Taxes on Distributions | Investor Shares	(2.92%)	11.29%	13.07%
After Taxes on Distributions and Sale of Fund Shares | Investor Shares	(1.61%)	9.09%	10.59%
Russell MidCap Index (reflects no deduction for fees, expenses or taxes)	(2.44%)	11.46%	12.91%	Nov. 01, 2010
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.41%)	9.19%	11.38%	Nov. 01, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Great America Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Great America Fund shares immediately after the relevant period.

Please note that the Adviser has added a secondary index for the Great America Fund, the Russell 2000 Index. The Great America Fund’s primary benchmark, the Russell Midcap Index, remains unchanged. The Principal Investment Strategies of the Great America Fund emphasize investments in both small- and mid-market capitalization companies. As the name implies, the Russell Midcap Index tracks mid-cap companies and is the single best broad-based benchmark for the Great America Fund. However, the Great America Fund also invests in small-cap companies, many of which are constituents of the small-cap Russell 2000 Index. By providing the performance history of the Russell 2000 Index alongside the Russell Midcap Index, the Adviser believes they are providing additional information which is relevant to the Great America Fund’s current and prospective investors.